Other Information (Details Textual) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Other Information (Textual) [Abstract]
Interest	$ 21,500,000	$ 21,800,000
Shares authorized	1,002		1,002
Shares issued	1,002		1,002
Shares outstanding	1,002		1,002
Other Information (Additional Textual) [Abstract]
Foreign cash balances	9,900,000		12,400,000
Income tax (expense) benefit	2,190,000	(5,394,000)
Receivable balances	116,600,000		140,800,000
Effective tax rate	30.10%	44.00%
Pre-tax income	$ (7,247,000)	$ 12,247,000
Percentage of total net sales to a single customer	29.10%	33.00%